Schedule of Investments - Virtus Newfleet Short Duration High Yield Bond ETF

October 31, 2025 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS – 82.2%

Broadline Retail – 0.2%
SGUS LLC, 11.00%, 12/15/29(1)	$77,454	$67,192

Commercial & Residential Mortgage Finance – 0.4%
Rocket Cos., Inc., 6.13%, 08/01/30(1)	105,000	108,376

Communication Services – 8.5%
CCO Holdings LLC / CCO Holdings Capital Corp., 6.38%, 09/01/29(1)	332,000	334,827
CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 03/01/31(1)	75,000	76,200
CSC Holdings LLC, 11.25%, 05/15/28(1)	335,000	294,252
Directv Financing LLC, 8.88%, 02/01/30(1)	170,000	169,180
Directv Financing LLC, 8.88%, 02/01/30(1)	20,000	19,906
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/27(1)	130,000	130,087
Gray Media, Inc., 9.63%, 07/15/32(1)	150,000	150,917
Gray Media, Inc., 7.25%, 08/15/33(1)	55,000	53,907
McGraw-Hill Education, Inc., 5.75%, 08/01/28(1)	230,000	229,704
Millennium Escrow Corp., 6.63%, 08/01/26(1)	300,000	289,973
Nexstar Media, Inc., 5.63%, 07/15/27(1)	460,000	460,099
Rackspace Technology Global, Inc., 5.38%, 12/01/28(1)	50,000	13,000
Sinclair Television Group, Inc., 8.13%, 02/15/33(1)	145,000	147,940
Univision Communications, Inc., 8.00%, 08/15/28(1)	175,000	180,279
Univision Communications, Inc., 7.38%, 06/30/30(1)	75,000	75,324
Total Communication Services		2,625,595

Consumer Discretionary – 7.0%
Aptiv Swiss Holdings Ltd., 6.88%, (US 5 Year CMT T- Note + 3.39%), 12/15/54(2)	225,000	230,044
Churchill Downs, Inc., 5.75%, 04/01/30(1)	340,000	341,419
Ford Motor Co., 3.25%, 02/12/32	95,000	82,877
Ford Motor Credit Co. LLC, 6.95%, 03/06/26	275,000	276,636
New Home Co., Inc. (The), 9.25%, 10/01/29(1)	135,000	141,752
New Home Co., Inc. (The), 8.50%, 11/01/30(1)	10,000	10,361
Newell Brands, Inc., 6.38%, 09/15/27	60,000	60,028
Newell Brands, Inc., 6.63%, 09/15/29	324,000	317,465
Newell Brands, Inc., 6.38%, 05/15/30	80,000	76,200
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp., 6.25%, 10/15/30(1)	30,000	30,263
Under Armour, Inc., 7.25%, 07/15/30(1)	120,000	118,749
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	350,000	342,094
WULF Compute LLC, 7.75%, 10/15/30(1)	110,000	114,351
Total Consumer Discretionary		2,142,239
Consumer Staples – 2.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.88%, 02/15/30(1)	135,000	133,492
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.50%, 03/31/31(1)	20,000	20,183
Post Holdings, Inc., 5.50%, 12/15/29(1)	155,000	155,268
Security Description	Principal	Value

CORPORATE BONDS (continued)

Consumer Staples (continued)
Post Holdings, Inc., 6.25%, 02/15/32(1)	$60,000	$61,748
Post Holdings, Inc., 6.38%, 03/01/33(1)	25,000	25,382
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 6.25%, 04/01/29(1)	230,000	230,602
Total Consumer Staples		626,675

Energy – 19.6%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/29(1)	355,000	375,952
Antero Midstream Partners LP / Antero Midstream Finance Corp., 6.63%, 02/01/32(1)	335,000	347,111
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 6.63%, 10/15/32(1)	230,000	234,998
Buckeye Partners LP, 6.75%, 02/01/30(1)	335,000	349,910
Caturus Energy LLC, 8.50%, 02/15/30(1)	115,000	117,575
Citgo Petroleum Corp., 6.38%, 06/15/26(1)	455,000	455,834
Civitas Resources, Inc., 8.75%, 07/01/31(1)	40,000	41,172
Energy Transfer LP, 8.00%, (US 5 Year CMT T- Note + 4.02%), 05/15/54(2)	170,000	181,639
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 02/01/28	45,000	45,310
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/30	320,000	337,489
Gulfport Energy Operating Corp., 6.75%, 09/01/29(1)	325,000	332,237
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29(1)	305,000	322,616
Hess Midstream Operations LP, 5.88%, 03/01/28(1)	95,000	97,017
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/29(1)	350,000	343,687
Kodiak Gas Services LLC, 6.50%, 10/01/33(1)	120,000	123,047
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/29(1)	335,000	328,265
Nabors Industries, Inc., 7.38%, 05/15/27(1)	261,000	265,093
Noble Finance II LLC, 8.00%, 04/15/30(1)	330,000	342,721
Sunoco LP / Sunoco Finance Corp., 7.00%, 09/15/28(1)	365,000	377,728
Tidewater, Inc., 9.13%, 07/15/30(1)	75,000	80,111
Transocean International Ltd., 8.75%, 02/15/30(1)	277,500	291,402
Transocean International Ltd., 7.88%, 10/15/32(1)	10,000	10,308
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/29(1)	325,000	335,876
Venture Global LNG, Inc., 7.00%, 01/15/30(1)	245,000	248,088
Venture Global LNG, Inc., 9.88%, 02/01/32(1)	50,000	53,439
Total Energy		6,038,625

Financials – 13.9%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 6.75%, 04/15/28(1)	235,000	239,434
American National Group, Inc., 7.00%, (US 5 Year CMT T- Note + 3.18%), 12/01/55(2)	48,000	49,216
Apollo Debt Solutions BDC, 6.90%, 04/13/29	322,000	337,280
Azorra Finance Ltd., 7.25%, 01/15/31(1)	130,000	136,300

Schedule of Investments - Virtus Newfleet Short Duration High Yield Bond ETF (continued)

October 31, 2025 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS (continued)

Financials (continued)
Blue Owl Credit Income Corp., 3.13%, 09/23/26	$400,000	$394,637
Blue Owl Credit Income Corp., 6.65%, 03/15/31	69,000	71,661
F&G Annuities & Life, Inc., 6.50%, 06/04/29	180,000	188,050
Focus Financial Partners LLC, 6.75%, 09/15/31(1)	225,000	232,123
FS KKR Capital Corp., 6.88%, 08/15/29	315,000	319,612
Global Atlantic Finance Co., 7.95%, (US 5 Year CMT T- Note + 3.61%), 10/15/54(1)(2)	320,000	335,041
Hub International Ltd., 7.25%, 06/15/30(1)	325,000	339,542
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	350,000	346,727
Liberty Mutual Group, Inc., 4.13%, (US 5 Year CMT T- Note + 3.32%), 12/15/51(1)(2)	190,000	185,768
Midcap Financial Issuer Trust, 6.50%, 05/01/28(1)	355,000	348,936
OneMain Finance Corp., 7.88%, 03/15/30	315,000	332,245
OneMain Finance Corp., 7.13%, 11/15/31	80,000	82,970
Panther Escrow Issuer LLC, 7.13%, 06/01/31(1)	330,000	341,320
Total Financials		4,280,862

Health Care – 8.6%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28(1)	240,000	238,601
AdaptHealth LLC, 6.13%, 08/01/28(1)	215,000	215,075
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(1)	10,000	10,497
CHS/Community Health Systems, Inc., 4.75%, 02/15/31(1)	20,000	17,874
CVS Health Corp., 7.00%, (US 5 Year CMT T- Note + 2.89%), 03/10/55(2)	335,000	352,496
DaVita, Inc., 4.63%, 06/01/30(1)	168,000	162,380
DENTSPLY SIRONA, Inc., 8.38%, (US 5 Year CMT T- Note + 4.38%), 09/12/55(2)	160,000	164,981
Endo Finance Holdings, Inc., 8.50%, 04/15/31(1)	310,000	328,964
Global Medical Response, Inc., 7.38%, 10/01/32(1)	75,000	78,532
IQVIA, Inc., 6.25%, 06/01/32(1)	145,000	151,310
LifePoint Health, Inc., 11.00%, 10/15/30(1)	300,000	331,156
Medline Borrower LP, 5.25%, 10/01/29(1)	345,000	343,913
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/29(1)	65,000	66,950
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/28(1)	190,000	180,888
Total Health Care		2,643,617

Industrials – 5.5%
Builders FirstSource, Inc., 5.00%, 03/01/30(1)	125,000	123,848
Cornerstone Building Brands, Inc., 9.50%, 08/15/29(1)	325,000	300,246
FTAI Aviation Investors LLC, 5.50%, 05/01/28(1)	195,000	195,268
FTAI Aviation Investors LLC, 7.00%, 05/01/31(1)	85,000	89,151
Security Description	Principal	Value

CORPORATE BONDS (continued)

Industrials (continued)
Global Infrastructure Solutions, Inc., 5.63%, 06/01/29(1)	$240,000	$240,885
Herc Holdings, Inc., 7.00%, 06/15/30(1)	175,000	183,284
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 10.00%, 11/15/29(1)	175,000	175,860
TransDigm, Inc., 6.75%, 08/15/28(1)	385,000	393,076
Total Industrials		1,701,618

Information Technology – 4.0%
Cloud Software Group, Inc., 9.00%, 09/30/29(1)	220,000	227,743
Consensus Cloud Solutions, Inc., 6.00%, 10/15/26(1)	48,000	48,030
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	45,000	44,966
Neptune Bidco US, Inc., 9.29%, 04/15/29(1)	390,000	385,480
Rocket Software, Inc., 9.00%, 11/28/28(1)	325,000	335,167
UKG, Inc., 6.88%, 02/01/31(1)	195,000	200,875
Total Information Technology		1,242,261

Materials – 4.5%
Cleveland-Cliffs, Inc., 7.63%, 01/15/34(1)	45,000	46,819
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/28(1)	335,000	336,175
JH North America Holdings, Inc., 5.88%, 01/31/31(1)	150,000	153,085
LSB Industries, Inc., 6.25%, 10/15/28(1)	340,000	335,417
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27(1)	325,000	326,260
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(1)	10,000	10,015
Windsor Holdings III LLC, 8.50%, 06/15/30(1)	150,000	158,539
Total Materials		1,366,310

Real Estate – 1.4%
HAT Holdings I LLC / Hat Holdings II LLC, 3.38%, 06/15/26(1)	71,000	70,319
Iron Mountain, Inc., 5.25%, 07/15/30(1)	155,000	154,406
Millrose Properties, Inc., 6.38%, 08/01/30(1)	90,000	91,250
Outfront Media Capital LLC / Outfront Media Capital Corp., 7.38%, 02/15/31(1)	100,000	105,721
Total Real Estate		421,696

Transaction & Payment Processing Services – 1.8%
Block, Inc., 5.63%, 08/15/30(1)	300,000	304,720
NCR Atleos Corp., 9.50%, 04/01/29(1)	220,000	237,740
Total Transaction & Payment Processing Services		542,460

Utilities – 4.8%
American Electric Power Co., Inc., 7.05%, (US 5 Year CMT T- Note + 2.75%), 12/15/54(2)	150,000	157,707
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.00%, 07/15/29(1)	330,000	342,618
CenterPoint Energy, Inc., Series A, 7.00%, (US 5 Year CMT T- Note + 3.25%), 02/15/55(2)	100,000	104,979
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/29(1)	178,000	169,328
Lightning Power LLC, 7.25%, 08/15/32(1)	320,000	339,833

Schedule of Investments - Virtus Newfleet Short Duration High Yield Bond ETF (continued)

October 31, 2025 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS (continued)

Utilities (continued)
Sempra, 6.38%, (US 5 Year CMT T- Note + 2.63%), 04/01/56(2)	$150,000	$154,187
Vistra Operations Co. LLC, 6.88%, 04/15/32(1)	175,000	183,943
VoltaGrid LLC, 7.38%, 11/01/30(1)	30,000	30,530
Total Utilities		1,483,125

Total Corporate Bonds
(Cost $25,123,597)		25,290,651

FOREIGN BONDS – 15.7% †
Communication Services – 0.0%(3)
Telesat Canada / Telesat LLC, 6.50%, 10/15/27 (Canada)(1)	20,000	10,150

Consumer Discretionary – 3.6%
1011778 BC ULC / New Red Finance, Inc., 6.13%, 06/15/29 (Canada)(1)	235,000	241,779
Flutter Treasury DAC, 5.88%, 06/04/31 (Ireland)(1)	250,000	253,281
Great Canadian Gaming Corp. / Raptor LLC, 8.75%, 11/15/29 (Canada)(1)	40,000	39,144
Merlin Entertainments Group US Holdings, Inc., 7.38%, 02/15/31 (United Kingdom)(1)	150,000	125,841
Ontario Gaming GTA LP/OTG Co.-Issuer LLC, 8.00%, 08/01/30 (Canada)(1)	330,000	325,794
Opal Bidco SAS, 6.50%, 03/31/32 (France)(1)	100,000	103,080
Total Consumer Discretionary		1,088,919

Consumer Staples – 0.3%
Froneri Lux FinCo Sarl, 6.00%, 08/01/32 (United Kingdom)(1)	90,000	90,900

Energy – 3.2%
Coronado Finance Pty Ltd., 9.25%, 10/01/29 (Australia)(1)	325,000	299,803
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, (US 5 Year CMT T- Note + 3.95%), 03/01/55 (Canada)(2)	322,000	335,521
Teine Energy Ltd., 6.88%, 04/15/29 (Canada)(1)	345,000	344,449
Total Energy		979,773

Financials – 1.7%
Albion Financing 1 Sarl / Aggreko Holdings, Inc., 7.00%, 05/21/30 (Luxembourg)(1)	178,000	184,156
GGAM Finance Ltd., 6.88%, 04/15/29 (Ireland)(1)	330,000	343,178
Total Financials		527,334

Health Care – 1.5%
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28 (Germany)(1)	110,000	108,252
Security Description	Principal	Value

FOREIGN BONDS (continued)

Health Care (continued)
Grifols SA, 4.75%, 10/15/28 (Spain)(1)	$235,000	$227,402
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	138,000	136,016
Total Health Care		471,670

Industrials – 1.5%
Cimpress PLC, 7.38%, 09/15/32 (Ireland)(1)	335,000	340,892
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30 (Ireland)(1)	110,000	115,977
Total Industrials		456,869
Materials – 3.9%
Capstone Copper Corp., 6.75%, 03/31/33 (Canada)(1)	250,000	258,885
Fortescue Treasury Pty Ltd., 5.88%, 04/15/30 (Australia)(1)	169,000	174,493
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29 (United Kingdom)(1)	320,000	300,301
Maxam Prill Sarl, 7.75%, 07/15/30 (Luxembourg)(1)	200,000	204,407
Taseko Mines Ltd., 8.25%, 05/01/30 (Canada)(1)	160,000	169,362
Trivium Packaging Finance BV, 8.25%, 07/15/30 (Netherlands)(1)	85,000	88,138
Total Materials		1,195,586

Total Foreign Bonds
(Cost $4,854,223)		4,821,201

COMMON STOCK - 0.0%
Health Care - 0.0%
Lannett Co., Inc.*(4) (Cost $462)	416	10,770

TERM LOAN – 0.0%(3)
Financials – 0.0%(3)
Lannett Co., Inc., 2.00%, 06/16/30(2)(4)	1,919	1,473

MONEY MARKET FUND - 0.9%
JP Morgan U.S. Government Money Market Institutional Shares, 3.95%(5) (Cost $286,539)	286,539	286,539

TOTAL INVESTMENTS - 98.8%
(Cost $30,264,880)		30,410,634
Other Assets in Excess of Liabilities - 1.2%		366,157
Net Assets - 100.0%		$30,776,791

†	Principal disclosed in USD unless otherwise stated.
*	Non-income producing security.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At October 31, 2025, the aggregate value of these securities was $25,322,606, or 82.3% of net assets.

Schedule of Investments - Virtus Newfleet Short Duration High Yield Bond ETF (continued)

October 31, 2025 (unaudited)

(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2025.
(3)	Amount rounds to less than 0.05%.
(4)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	The rate shown reflects the seven-day yield as of October 31, 2025.

Abbreviations:

CMT — Constant Maturity Treasury Index

Schedule of Investments - Virtus Newfleet Short Duration High Yield Bond ETF (continued)

October 31, 2025 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$—	$25,290,651	$—	$25,290,651
Foreign Bonds	—	4,821,201	—	4,821,201
Common Stock	—	—	10,770	10,770
Term Loan	—	—	1,473	1,473
Money Market Fund	286,539	—	—	286,539
Total	$286,539	$30,111,852	$12,243	$30,410,634

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended October 31, 2025.